Interest Rates and Maturities of Senior Borrowings and Bonds and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified																									12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Senior borrowings and bonds	Mar. 31, 2013 Senior borrowings and bonds	Mar. 31, 2014 Senior borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2014 Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2014 Senior borrowings and bonds Fixed Rate Denominated in other currencies	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in other currencies	Mar. 31, 2014 Senior borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2014 Senior borrowings and bonds Floating Rate Denominated in U.S. dollars	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in U.S. dollars	Mar. 31, 2014 Senior borrowings and bonds Floating Rate Denominated in other currencies	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in other currencies	Mar. 31, 2014 Subordinated borrowings and bonds	Mar. 31, 2013 Subordinated borrowings and bonds	Mar. 31, 2014 Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2013 Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2014 Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2013 Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2014 Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2013 Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2014 Minimum Senior borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2014 Minimum Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2014 Minimum Senior borrowings and bonds Fixed Rate Denominated in other currencies		Mar. 31, 2014 Minimum Senior borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2014 Minimum Senior borrowings and bonds Floating Rate Denominated in U.S. dollars		Mar. 31, 2014 Minimum Senior borrowings and bonds Floating Rate Denominated in other currencies		Mar. 31, 2014 Minimum Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2014 Minimum Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2014 Minimum Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2014 Maximum Senior borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2014 Maximum Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2014 Maximum Senior borrowings and bonds Fixed Rate Denominated in other currencies		Mar. 31, 2014 Maximum Senior borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2014 Maximum Senior borrowings and bonds Floating Rate Denominated in U.S. dollars		Mar. 31, 2014 Maximum Senior borrowings and bonds Floating Rate Denominated in other currencies		Mar. 31, 2014 Maximum Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2014 Maximum Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2014 Maximum Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates																									0.00%	[1]	0.00%	[1]	0.02%	[1]	0.00%	[1]	0.00%	[1]	0.05%	[1]	1.09%	[1]	4.30%	[1]	0.98%	[1]	10.00%	[1]	7.49%	[1]	5.40%	[1]	18.10%	[1]	15.60%	[1]	0.58%	[1]	4.74%	[1]	14.91%	[1]	2.61%	[1]
Maturities																									2014-04	[2]	2014-04	[2]	2015-01	[2]	2014-04	[2]	2014-04	[2]	2014-04	[2]	2014-04	[2]	2014-04	[2]	2019-06	[2]	2044-03	[2]	2043-07	[2]	2029-03	[2]	2044-03	[2]	2028-03	[2]	2015-01	[2]	Perpetual	[2]	Perpetual	[2]	Perpetual	[2]
Borrowings and bonds	¥ 9,748,247	¥ 8,715,485	¥ 5,805,634	¥ 4,784,010	¥ 3,557,508	¥ 2,741,475	¥ 604,281	¥ 520,714	¥ 25,687	¥ 683	¥ 1,063,111	¥ 1,065,708	¥ 532,199	¥ 426,515	¥ 22,848	¥ 28,915	¥ 3,942,613	¥ 3,931,475	¥ 3,249,999	¥ 3,393,092	¥ 613,609	¥ 419,383	¥ 79,005	¥ 119,000

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2014.
[2]	Maturity information disclosed is the range of maturities at March 31, 2014.